CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues	$ 445,137		$ 385,666		$ 288,384
Business tax	(942)		(4,522)		(4,967)
Net revenues	444,195	[1]	381,144	[1]	283,417	[1]
Cost of revenues	(308,349)		(251,540)		(181,121)
Gross profit	135,846		129,604		102,296
Operating expenses:
General and administrative expenses	(85,211)		(63,279)		(50,768)
Selling and marketing expenses	(34,116)		(32,855)		(27,685)
Research and development expenses	(7,737)		(4,951)		(3,684)
Total operating expenses	(127,064)		(101,085)		(82,137)
Changes in fair value of contingent consideration in connection with business combination	(252)		(1,118)		(4,969)
Other income (expense)	(4,031)		(231)		324
Government subsidies	1,175		1,110		1,840
Income (loss) from operations	5,674		28,280		17,354
Interest income	812		775		1,118
Interest expense	(8,974)		(1,966)		(1,424)
Change in fair value of convertible note derivatives					2,832
Income (loss) before provision for income taxes and loss in equity method investments, net of income taxes	(2,488)		27,089		19,880
Income taxes expense	(1,256)		(4,370)		(319)
Income (loss) after income taxes before loss in equity method investments, net of income taxes	(3,744)		22,719		19,561
Loss on equity method investments, net of income taxes	(363)		(637)		(565)
Net income (loss)	(4,107)		22,082		18,996
Less: Net income (loss) attributable to noncontrolling interest	(450)		(27)		151
Net income (loss) attributable to iSoftStone Holdings Limited	$ (3,657)		$ 22,109		$ 18,845
Net income (loss) per share attributable to ordinary shareholders of iSoftStone Holdings Limited:
Basic	$ (0.01)		$ 0.04		$ 0.03
Diluted	$ (0.01)		$ 0.04		$ 0.03
Weighted average shares used in calculating net income (loss) per ordinary share
Basic	575,325,578	[2]	564,069,512	[2]	547,143,620	[2]
Diluted	575,325,578	[3]	582,402,472	[3]	592,082,213	[3]

[1]	Net revenues are presented by headquarters location of the Group's clients.
[2]	The calculation of weighted average number of shares used in computing basic net income per ordinary share included certain shares to be issued unconditionally. For year 2011, such shares included a weighted average number of 467,369 vested nonvested shares issued in 2011 and a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 3). For year 2012, such shares included a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 3). For year 2013, such shares included a weighted average number of 533,618 ordinary shares to be issued in connection with a 2010 acquisition (see Note 3).
[3]	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities.